Debt - February 2024 Convertible Notes (Details) - February 2024 Convertible Notes - Adagio Medical Inc - USD ($)		6 Months Ended
	Feb. 13, 2024	Jun. 30, 2024
Debt
Principal amount	$ 7,000,000.0
Interest rate	8.00%
Outstanding notes		$ 7,000,000
Interest		$ 200,000
Conversion upon termination of the Transaction and prior to a Qualified Financing.
Debt
Debt convertible amount	$ 24,000,000.0
Percent of liquidation preference	120.00%
Conversion under both Qualified Financing and Non-Qualified Financing
Debt
Debt convertible amount	$ 24,000,000.0
Percent of liquidation preference	120.00%
Minimum equity financing amount to be converted	$ 10,000,000.0
Percentage of effective price of common stock sold to trigger conversion	75.00%